Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 114,492		$ 228,382			$ 97,013